UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21948

Cohen & Steers Closed-End Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value
CLOSED-END FUNDS 97.3%
COVERED CALL 15.3%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	28,540	$349,900
BlackRock Enhanced Capital and Income Fund	132,250	1,790,665
Columbia Seligman Premium Technology Growth Fund	10,222	183,996
Eaton Vance Enhanced Equity Income Fund II	64,524	835,586
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	940,618	13,827,085
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,270,719	13,558,572
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	513,673	5,414,113
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,501,314	13,181,537
Nuveen Dow 30SM Dynamic Overwrite Fund	60,491	853,528
Nuveen S&P 500 Buy-Write Income Fund	117,064	1,489,054
		51,484,036
EMERGING MARKETS EQUITY 0.9%
iShares MSCI Emerging Markets ETF	41,035	1,405,449
Templeton Emerging Markets Fund	47,753	516,687
Templeton Emerging Markets Investment Trust PLC	158,760	1,034,978
		2,957,114
EQUITY TAX—ADVANTAGED 18.2%
Eaton Vance Tax-Advantaged Dividend Income Fund	939,621	18,031,327
Eaton Vance Tax-Advantaged Global Dividend Income Fund	383,660	5,543,887
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	141,275	3,050,127
Gabelli Dividend & Income Trust	850,855	15,723,801
John Hancock Tax-Advantaged Dividend Income Fund	594,056	13,544,477
Nuveen Tax-Advantaged Dividend Growth Fund	183,827	2,518,430
Nuveen Tax-Advantaged Total Return Strategy Fund	218,821	2,472,677
		60,884,726
FINANCIAL 1.0%
Financial Select Sector SPDR Fund	151,884	3,418,909
GLOBAL HYBRID (GROWTH & INCOME) 2.1%
Clough Global Opportunities Fund	437,521	4,191,451
LMP Capital and Income Fund	240,611	2,976,358
		7,167,809

1

	Number of Shares	Value
HIGH YIELD 1.2%
New America High Income Fund	128,421	$1,036,357
Pioneer High Income Trust	304,120	3,053,365
		4,089,722
INVESTMENT GRADE 1.3%
PIMCO Corporate and Income Opportunity Fund	326,583	4,451,327
MASTER LIMITED PARTNERSHIPS 9.4%
ClearBridge Energy MLP Fund	77,337	1,049,463
ClearBridge Energy MLP Opportunity Fund	76,803	865,570
Fiduciary/Claymore MLP Opportunity Fund	107,670	1,181,140
First Trust Energy Income and Growth Fund	491,505	11,368,511
First Trust MLP and Energy Income Fund	126,512	1,720,563
First Trust New Opportunities MLP & Energy Fund	249,449	2,993,388
Kayne Anderson Energy Total Return Fund	263,168	2,142,188
Kayne Anderson MLP Investment Company	247,821	4,106,394
Nuveen Energy MLP Total Return Fund	140,649	1,427,587
Tortoise Energy Infrastructure Corp.	136,742	3,363,853
Tortoise MLP Fund	84,742	1,384,684
		31,603,341
MULTI-SECTOR 15.2%
AllianzGI Convertible & Income Fund	954,280	5,286,711
AllianzGI Convertible & Income Fund II	760,411	3,710,806
PIMCO Dynamic Credit Income Fund	587,774	10,250,779
PIMCO Dynamic Income Fund	365,468	9,520,441
PIMCO High Income Fund	605,754	5,397,268
PIMCO Income Opportunity Fund	373,237	7,744,668
PIMCO Income Strategy Fund II	1,042,402	9,121,017
		51,031,690
MUNICIPAL 9.2%
BlackRock Long-Term Municipal Advantage Trust	93,512	1,112,793
BlackRock Municipal Bond Trust	46,671	798,074
BlackRock MuniEnhanced Fund	137,962	1,706,590
BlackRock MuniHoldings Investment Quality Fund	208,941	3,167,546
BlackRock MuniHoldings Quality Fund	81,895	1,150,625
BlackRock MuniHoldings Quality Fund II	47,966	672,483
BlackRock MuniYield Investment Quality Fund	41,674	607,607
BlackRock MuniYield Quality Fund	43,576	708,110
BlackRock MuniYield Quality Fund II	56,169	785,804
BlackRock MuniYield Quality Fund III	120,270	1,813,672

2

	Number of Shares	Value
Eaton Vance Municipal Bond Fund	111,277	$1,479,984
Eaton Vance Municipal Income 2028 Term Trust	27,526	543,638
Eaton Vance National Municipal Opportunities Trust	23,875	532,651
Invesco Municipal Opportunity Trust	113,453	1,583,804
Nuveen AMT-Free Municipal Income Fund	61,386	872,295
Nuveen California AMT-Free Municipal Income Fund	45,852	734,549
Nuveen Dividend Advantage Municipal Fund 2	64,129	952,316
Nuveen Dividend Advantage Municipal Fund 3	29,246	437,813
Nuveen Municipal Advantage Fund	30,478	437,359
Nuveen Municipal Market Opportunity Fund	72,936	1,037,150
Nuveen New York AMT-Free Municipal Income Fund	32,534	437,257
Nuveen Premier Municipal Income Fund	56,907	803,527
Nuveen Premium Income Municipal Fund 2	95,586	1,407,026
Nuveen Premium Income Municipal Fund 4	66,249	928,811
Nuveen Select Quality Municipal Fund	30,332	444,667
PIMCO Municipal Income Fund II	289,062	3,830,071
PIMCO Municipal Income Fund III	139,784	1,691,386
Pioneer Municipal High Income Advantage Trust	22,894	317,540
		30,995,148
PREFERRED 5.2%
Flaherty & Crumrine Preferred Securities Income Fund	46,614	948,595
Flaherty & Crumrine Total Return Fund	102,860	2,086,001
Nuveen Preferred & Income Term Fund	150,512	3,524,991
Nuveen Preferred Income Opportunities Fund	1,146,657	10,732,709
		17,292,296
REAL ESTATE 2.7%
Alpine Global Premier Properties Fund	123,510	690,421
CBRE Clarion Global Real Estate Income Fund	197,819	1,544,966
Nuveen Real Estate Income Fund	620,934	6,730,925
		8,966,312
SENIOR LOAN 7.4%
Ares Dynamic Credit Allocation Fund	121,172	1,621,281
BlackRock Floating Rate Income Trust Fund	52,874	678,373
Eaton Vance Floating-Rate Income Trust	87,891	1,156,646
Eaton Vance Senior Floating-Rate Trust	137,727	1,765,660
Eaton Vance Senior Income Trust	237,099	1,372,803
First Trust Senior Floating Rate Income Fund II	97,277	1,251,955
Invesco Dynamic Credit Opportunities Fund	212,619	2,285,654
Nuveen Credit Strategies Income Fund	1,337,969	10,583,335

3

		Number of Shares	Value
Nuveen Floating Rate Income Fund		117,151	$1,179,711
Nuveen Floating Rate Income Opportunity Fund		136,626	1,351,231
Nuveen Senior Income Fund		128,054	755,519
Pioneer Floating Rate Trust		77,110	862,861
			24,865,029
U.S. GENERAL EQUITY 8.2%
Consumer Discretionary Select Sector SPDR Fund		61,956	4,897,622
Gabelli Equity Trust		1,375,572	7,469,356
Source Capital		19,697	701,607
SPDR S&P 500 ETF Trust		50,454	10,371,324
Vanguard S&P 500 ETF Trust		20,739	3,910,546
			27,350,455
TOTAL CLOSED-END FUNDS (Identified cost—$310,553,239)			326,557,914
SHORT-TERM INVESTMENTS 0.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.19%(a)		2,200,000	2,200,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,200,000)			2,200,000
TOTAL INVESTMENTS (Identified cost—$312,753,239)	98.0%		328,757,914
OTHER ASSETS IN EXCESS OF LIABILITIES	2.0		6,836,366
NET ASSETS (Equivalent to $12.33 per share based on 27,209,148 shares of common stock outstanding)	100.0%		$335,594,280

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
SPDR	Standard & Poor’s Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a) Rate quoted represents the annualized seven-day yield of the Fund.

4

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2016.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Closed-End Funds	$326,557,914	$326,557,914	$—	$—
Short-Term Investments	2,200,000	—	2,200,000	—
Total Investments(a)	$328,757,914	$326,557,914	$2,200,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Income Tax Information

As of March 31, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$312,753,239
Gross unrealized appreciation	$39,915,197
Gross unrealized depreciation	(23,910,522)
Net unrealized appreciation	$16,004,675

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: May 26, 2016